UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thomas Weisel Asset Management, LLC
Address: 1 Montgomery St, 37th Flr.
         San Francisco, CA  94104

13F File Number:  028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter Guarino
Title:     Chief Compliance Officer
Phone:     415-364-2500

Signature, Place, and Date of Signing:

 /s/  Peter Guarino     San Francisco, CA     April 24, 2013

Thomas Weisel Asset Management LLC ("TWAM") ceased conducting an advisory business and, on March 24, 2013, filed a Form ADV-W via the IARD system with the Securities and Exchange Commission ("SEC") withdrawing its federal investment adviser registration. During the quarter ended March 31, 2013, TWAM did not provide investment advisory services or have investment discretion with respect to any client accounts nor did such accounts hold any securities. Accordingly, TWAM is not required to file a Rule 13F-HR report. However, TWAM is filing this final report on Form 13F-HR to inform the SEC of our withdrawal from registration and to indicate that TWAM has no holdings of Section 13(f) securities.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    1

Form 13F Information Table Value Total:    $ (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028--15069                    Timberline Asset Management LLC
02   028-                          Thomas Weisel Capital Management LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NONE